Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Integer
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Papp Investment Trust
Entity Central Index Key	0001477597
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Papp Small & Mid-Cap Growth Fund
Shareholder Report [Line Items]
Fund Name	Papp Small & Mid-Cap Growth Fund
Class Name	Papp Small & Mid-Cap Growth Fund
Trading Symbol	PAPPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Papp Small & Mid-Cap Growth Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund
Material Fund Change Notice [Text Block]	You can also request this information by contacting us at (877) 370-7277
Additional Information Phone Number	(877) 370-7277
Additional Information Website	www.pappmutualfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Papp Small & Mid-Cap Growth Fund	$63	1.25%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the 6-month period ended May 31, 2024, the Fund underperformed its benchmark, the S&P Mid Cap 400® Growth Index.

What Factors Influenced Performance

Strong performance in the Fund’s Health Care holdings was more than offset by an underweight relative to the benchmark in Artificial Intelligence related stocks, Utilities, Building Supplies/Construction stocks and the Consumer Discretionary Sector.

●	Top Contributors
	○	Health Care – Mettler-Toledo International, Inc., ResMed, Inc., ICON plc

●	Top Detractors
	○	Heavily weighted artificial intelligence-driven benchmark holdings (Super Micro Computer, Inc.)
	○	Underweights – Utilities, Building Supplies, Consumer Discretionary

Discussion

The U.S. economy is doing well. Overall, corporate earnings are seeing reasonable growth and many market indices are hitting all-time highs. However, most are being heavily impacted by a small number of momentum-based market darlings which currently trade at levels we believe to be very overvalued. The valuations of this concentrated group of stocks heavily weighted in the indices reminds us of the market conditions in 1999 and 2000 and makes comparisons to these indices over the short-term fundamentally inappropriate. We are still investing in stocks the same way we have for over 40 years, and we are convinced that our strategy should produce good results over the long-term, while limiting excessive risk and volatility. Over the long-term, earnings and fundamentals drive returns, not trends and momentum. Eventually, earnings and fundamentals will matter again, and we believe the Fund will be well positioned at that time.

Line Graph [Table Text Block]
How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Papp Small & Mid-Cap Growth Fund	11.27%	7.54%	8.68%

S&P 500® Index	28.19%	15.80%	12.69%

S&P MidCap 400® Growth Index	30.85%	12.30%	10.28%

Net Assets	$ 42,284,778
Holdings Count | Integer	29
Advisory Fees Paid, Amount	$ 104,230
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Fund Statistics
Net Assets	$42,284,778
Number of Portfolio Holdings	29
Advisory Fee (net of waivers)	$104,230
Portfolio Turnover	1%

Holdings [Text Block]
Sector Weighting (% of net assets)

Asset Weighting (% of total investments)

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
AMETEK, Inc.	6.7%
Expeditors International of Washington, Inc.	6.3%
Mettler-Toledo International, Inc.	6.3%
O’Reilly Automotive, Inc.	6.1%
RBC Bearings, Inc.	5.9%
Ecolab, Inc.	5.5%
IDEX Corporation	5.4%
ANSYS, Inc.	5.1%
FactSet Research Systems, Inc.	4.9%
CoStar Group, Inc.	4.8%

Material Fund Change [Text Block]	Material Fund Changes No material changes occured during the period ended May 31, 2024.